PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                              STRONG GROWTH FUNDS
                                 INVESTOR CLASS

                            STRONG COMMON STOCK FUND
                             STRONG DISCOVERY FUND
                               STRONG GROWTH FUND
                        STRONG MID CAP DISCIPLINED FUND
                           STRONG MID CAP GROWTH FUND
                            STRONG OPPORTUNITY FUND
                          STRONG STRATEGIC GROWTH FUND


                   Supplement to Prospectus dated May 1, 2000



Effective August 31, 2000, Mr. Charles A. Paquelet is the sole manager of Strong Discovery Fund.





           The date of this Prospectus Supplement is August 17, 2000.


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